Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

Note 7—Income Taxes

Components of income tax (benefit) expense are as follows:

		Period from
		July 8, 2019
	Year ended	(inception) to
	December 31, 2020	December 31, 2019
Current income tax (benefit) expense
Federal	$(107,757)	$107,757
Provincial and territorial	(86,205)	86,205
	(193,962)	193,962
Deferred
Federal	—	—
Provincial and territorial	—	—
	—	—
Income tax (benefit) expense	$(193,962)	$193,962

Reconciliation of the differences between the (benefit) provision for income taxes and income tax (benefit) expense at the Canadian federal income tax rate is as follows:

			Period from
			July 8, 2019
	Year ended		(inception) to
	December 31, 2020		December 31, 2019
		Percent of		Percent of
		Pre-tax		Pre-tax
	Amount	Income	Amount	Income
Current tax at federal rate	$(47,255)	15%	$182,786	15%
Current tax at provincial and territorial rates	(37,804)	12%	146,229	12%
Change in valuation allowance	264,933	(84)%	—	0%
Stock issuance costs	(380,586)	121%	(138,427)	(11)%
Non-deductible expenses	6,750	(2)%	3,375	0%
	$(193,962)	62%	$193,962	16%

Deferred income tax assets are as follows:

		Period from
		July 8, 2019
	Year ended	(inception) to
	December 31, 2020	December 31, 2019
Deferred share issuance costs	$1,337,787	$1,718,374
Net operating losses	264,933	—
Valuation allowance	(1,602,721)	(1,718,374)
Net deferred tax asset	$—	$—

Note 7—Income Taxes (Continued)

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. Management considers the scheduled reversal of taxable temporary differences, projected future taxable income (including the character of the projected future taxable income) and tax planning strategies in making their assessment. Based on this assessment, due to the uncertainty related the Corporation’s ability to execute a Business Combination, management concluded that a valuation allowance should be recorded against its deferred tax assets.

At December 31, 2020, the Corporation has unused net operating loss carryforwards of approximately $981,000 to offset future taxable income. The use of such carryforwards may be limited.